Loss Per Common Share - Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss available to common stockholders	$ (6,982)	$ (8,330)	$ (8,214)
Weighted average number of common shares, basic and diluted	21,548,126	21,161,164	20,894,202
Loss per common share, basic and diluted	$ (0.32)	$ (0.39)	$ (0.39)